Business Segments (Gross Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Gross Accounts Receivable	$ 246,973	$ 96,702	$ 64,693
Apex
Segment Reporting Information
Gross Accounts Receivable	132,575	0	0
Oxford
Segment Reporting Information
Gross Accounts Receivable	56,336	47,658	30,725
Life Sciences
Segment Reporting Information
Gross Accounts Receivable	21,041	21,727	14,107
Healthcare
Segment Reporting Information
Gross Accounts Receivable	18,116	11,568	9,628
Physician
Segment Reporting Information
Gross Accounts Receivable	$ 18,905	$ 15,749	$ 10,233